Related party transactions (Details) - Transactions with Other Related Parties $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche	May 30, 2018 shares	Mar. 31, 2018 USD ($)	Mar. 22, 2018 USD ($)
Related Party Transaction [Line Items]
General and administrative expenses	$ 49,100	$ 50,400	$ 38,700
Rig operating and maintenance expenses	270,400	307,900	180,100
Operating expenses	514,500	491,300	$ 353,200
Amounts due to related parties	0	400
Number of traches involved in equity related transactions | tranche			2
Liability to shareholders					$ 27,700
New shares allotted in tranche 2 of equity offering (in shares) | shares				1,528,065
Rune Magnus Lundetr
Related Party Transaction [Line Items]
Charges for arrangements		30
Outstanding amount	0	0
Maximum
Related Party Transaction [Line Items]
Equity offering divided						$ 250,000
Drew Holdings Limited
Related Party Transaction [Line Items]
Liability to shareholders					$ 20,000
Affiliated Entity
Related Party Transaction [Line Items]
Operating expenses	7,900	15,600	$ 8,500
Amounts due to related parties	0	400
Affiliated Entity | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	1,000	1,000	0
Affiliated Entity | Schlumberger Limited
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	6,900	14,600	$ 8,500
Amounts due to related parties	$ 0	$ 400
Percentage acquired share by the entity	6.90%